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                             VANGUARD(R) BOND FUNDS
                      VANGUARD(R) LONG-TERM CORPORATE FUND
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 29, 2001

Under Fund Profile - PRIMARY INVESTMENT STRATEGIES, the first and second sentences are deleted and replaced with the following: The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, mainly long-term corporate bonds. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, mainly long-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's Baa1, Baa2, or Baa3; non-investment-grade bonds are those rated the equivalent of Moody's Ba1 or below; and unrated bonds are those that are not rated by any independent rating agency.
     Under More on the Funds -MARKET EXPOSURE, the table for Credit Ratings of the Funds' Investments is deleted and replaced with the following table:


------------------------------------------------------------------------------------------------------------
                    Credit Ratings of the Funds' Investments (Percentage of Fund Assets)
------------------------------------------------------------------------------------------------------------

                                   Issued or Backed      High or                              Non-Investment
                                    by U.S. Gov't,       Highest      Upper                     -Grade or
                                   its Agencies and      Quality      Medium      Medium         Unrated
Fund                               Instrumentalities   (Non-Gov't)     Quality     Quality
------------------------------------------------------------------------------------------------------------
Short-Term Treasury                      100%               0%            0%          0%            0%
------------------------------------------------------------------------------------------------------------
Short-Term Federal                       100%               0%            0%          0%            0%
------------------------------------------------------------------------------------------------------------
Short-Term Corporate                  -------------At least 65%-------------      No more      No more than
                                                                                   than 30%         5%
------------------------------------------------------------------------------------------------------------
Intermediate-Term Treasury               100%               0%            0%          0%            0%
------------------------------------------------------------------------------------------------------------
Intermediate-Term Corporate           -------------At least 65%-------------      No more      No more than
                                                                                   than 30%         5%
------------------------------------------------------------------------------------------------------------
GNMA                                     100%               0%            0%          0%            0%
------------------------------------------------------------------------------------------------------------
Long-Term Treasury                       100%               0%            0%          0%            0%
------------------------------------------------------------------------------------------------------------
Long-Term Corporate                   -------------At least 65%-------------      No more      No more than
                                                                                   than 30%         5%
------------------------------------------------------------------------------------------------------------

The following change is made to the paragraph following the table for Credit Ratings of the Funds' Investments:
     Each of the Corporate Funds may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities, and no more than 5% of its assets in non-investment-grade and unrated bonds, preferred stocks, and convertible securities.




(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                         PS28 082001